Issued Capital	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Issued capital [abstract]
Issued Capital

Note 10. Issued Capital

	Consolidated
	31 Dec 2023	31 Dec 2023	30 June 2023	30 Jun 2023
	Shares	A$	Shares	A$

Issued capital	210,889,961	1490,346,415	210,889,961	149,346,415
Share issue costs	-	(6,359,744)		(6,359,744)

	210,889,961	142,986,671	210,889,961	142,986,671

Nova Minerals Limited

Notes to the consolidated financial statements

31 December 2023

	Dec 2023	Dec 2023	June 2023	June 2023
Ordinary share - issued and fully paid	No	A$	No	A$

At the beginning of the period	210,889,961	142,986,671	180,202,285	125,713,259
- Contributions of equity	-	-	27,228,501	19,059,988
- Shares issued on conversion of options	-	-	100,185	40,130
- Shares issued on conversion of cashless options	-	-	3,358,990	-
- Share issue costs - share based payments	-	-	-	(636,670)
- Share issue costs - cash payments	-	-	-	(1,190,036)

Closing balance	210,889,961	142,986,671	210,889,961	142,986,671

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Note 13. Equity - Issued Capital

	Consolidated
	30 June 2023	30 June 2022	30 June 2023	30 June 2022
	Shares	Shares	A$	A$

Issued capital	210,889,961	180,202,285	149,346,415	130,246,297
Share issue costs	-	-	(6,359,744)	(4,533,038)

	210,889,961	180,202,285	142,986,671	125,713,259

	June 2023	June 2023	June 2022	June 2022
Ordinary share - issued and fully paid	No	A$	No	A$

At the beginning of the period	180,202,285	125,713,259	1,680,946,647	114,922,698
- Contributions of equity	27,228,501	19,059,988	109,090,910	12,000,000
- Shares issued on conversion of options	100,185	40,130	-	-
- Shares issued on conversion of conversion of cashless options	3,358,990	-	-	-
- Share buy back	-	-	-	-
- Performance rights exercised Note 26	-	-	12,000,000	312,000
- Consolidation of shares adjustment (a)	-	-	(1,621,835,272)	-
- Share issue costs - share based payments note 25	-	(636,670)	-	(732,000)
- Share issue costs - cash payments	-	(1,190,036)	-	(789,439)

Closing balance	210,889,961	142,986,671	180,202,285	125,713,259

(a)	On the 29 November 2021 the company completed share consolidation on a 10:1 basis

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital risk management

The consolidated entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023